INCOME TAXES - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ (330)	$ (749)	$ 1,748
Deferred	2,393	(611)	0
Taxes on income (tax benefit)	2,063	(1,360)	1,748
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Domestic	84	92	136
Foreign	1,979	(1,452)	1,612
Taxes on income (tax benefit)	$ 2,063	$ (1,360)	$ 1,748